Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below summarizes the relationship between executive compensation actually paid to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance measures for fiscal years 2020, 2021, 2022 and 2023. For additional information about our performance-based pay philosophy and how we align executive compensation with Cars Commerce performance, refer to the Compensation Discussion and Analysis section.
The financial performance measures used are Cars Commerce’s total stockholder return (“TSR”), the peer group TSR, and Cars Commerce’s Net Income, each of which are required financial performance measures under SEC rules. The SEC rules also require that Cars Commerce select its most important other financial performance measure(s) used to link the compensation actually paid to these officers to Cars Commerce’s performance, which are Revenue and Adjusted EBITDA, as reflected in the table below.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income (in millions)	Company Selected Measure: Revenue (in millions)	Supplemental Measure: Adjusted EBITDA (in millions)
(a)	(b)	(c)(3)	(d)	(e)(3)	(f)(4)	(g)(5)	(h)	(i)	(j)(6)
2023	7,183,222	6,335,320	2,314,736	837,391	167.88	62.16	118.4	689.2	194.9
2022	6,369,207	(2,374,194)	1,772,123	476,515	112.68	81.50	17.2	653.9	186.7
2021	6,985,255	9,155,724	2,034,898	3,000,169	131.67	134.41	10.8	623.7	189.2
2020	5,223,351	9,338,873	1,185,224	1,124,251	92.47	137.32	(789.1)	547.5	155.9
(1)	Alex Vetter served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020.
(2)
For 2023, our non-PEO named executive officers (“NEOs”) included Sonia Jain, Doug Miller and Angelique Strong Marks. For 2022, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marks and Jim Rogers. For 2021, our non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers. For 2020, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Becky Sheehan, Doug Miller and Jim Rogers.

(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2023:

PEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Total for PEO (column (b))	$7,183,222
Subtract amounts reported under the “Stock Awards” column in the SCT	($5,500,024)
Subtract amounts reported under the “Option Awards” column in the SCT	$0
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$7,126,740
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($5,136,521)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$2,661,903
Compensation Actually Paid to PEO (column (c))	$6,335,320
Average Non-PEO NEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,314,736
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,325,539)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,598,732
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($167,389)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($48,948)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($1,534,201)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$837,391
(4)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019 in Cars Commerce Common Stock.
(5)
Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2023 Annual Report on Form 10-K.

(6)
Cars Commerce defines Adjusted EBITDA as net income (loss) before (1) interest expense, net, (2) income tax (benefit) expense, (3) depreciation, (4) amortization of intangible assets, (5) stock-based compensation expense, (6) unrealized mark-to-market adjustments and cash transactions related to derivative instruments, and (7) unrealized foreign currency exchange gains and losses, and (8) certain other items, such as transaction-related items, severance, transformation and other exit costs and write-off and impairments of goodwill, intangible assets and other long-lived assets.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Alex Vetter served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020.
(2)
For 2023, our non-PEO named executive officers (“NEOs”) included Sonia Jain, Doug Miller and Angelique Strong Marks. For 2022, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marks and Jim Rogers. For 2021, our non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers. For 2020, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Becky Sheehan, Doug Miller and Jim Rogers.

Peer Group Issuers, Footnote
(5)
Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2023 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 7,183,222	$ 6,369,207	$ 6,985,255	$ 5,223,351
PEO Actually Paid Compensation Amount	$ 6,335,320	(2,374,194)	9,155,724	9,338,873
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2023:

PEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Total for PEO (column (b))	$7,183,222
Subtract amounts reported under the “Stock Awards” column in the SCT	($5,500,024)
Subtract amounts reported under the “Option Awards” column in the SCT	$0
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$7,126,740
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($5,136,521)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$2,661,903
Compensation Actually Paid to PEO (column (c))	$6,335,320

Non-PEO NEO Average Total Compensation Amount	$ 2,314,736	1,772,123	2,034,898	1,185,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 837,391	476,515	3,000,169	1,124,251
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2023:

Average Non-PEO NEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,314,736
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,325,539)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,598,732
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($167,389)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($48,948)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($1,534,201)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$837,391

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Performance Measures and Compensation Actually Paid
The following tables provide a four-year graphical comparison of the relationship between executive compensation actually paid to performance measures.
The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Stockholder Return and Peer Group Total Stockholder Return.

Compensation Actually Paid vs. Net Income
Relationship between Performance Measures and Compensation Actually Paid
The following tables provide a four-year graphical comparison of the relationship between executive compensation actually paid to performance measures.
The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Net Income.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Performance Measures and Compensation Actually Paid
The following tables provide a four-year graphical comparison of the relationship between executive compensation actually paid to performance measures.
The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Revenue.

Total Shareholder Return Vs Peer Group
Relationship between Performance Measures and Compensation Actually Paid
The following tables provide a four-year graphical comparison of the relationship between executive compensation actually paid to performance measures.
The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Stockholder Return and Peer Group Total Stockholder Return.

Tabular List, Table
Tabular List of Most Important Performance Measures
The items listed below represent the most important performance measures we use to link compensation actually paid to our NEOs in 2023 to our performance.
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 167.88	112.68	131.67	92.47
Peer Group Total Shareholder Return Amount	62.16	81.5	134.41	137.32
Net Income (Loss)	$ 118,400,000	$ 17,200,000	$ 10,800,000	$ (789,100,000)
Company Selected Measure Amount	689,200,000	653,900,000	623,700,000	547,500,000
PEO Name	Alex Vetter	Alex Vetter	Alex Vetter	Alex Vetter
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship between Performance Measures and Compensation Actually Paid
The following tables provide a four-year graphical comparison of the relationship between executive compensation actually paid to performance measures.
The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Adjusted EBITDA.

Other Performance Measure, Amount	194,900,000	186,700,000	189,200,000	155,900,000
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Cars Commerce defines Adjusted EBITDA as net income (loss) before (1) interest expense, net, (2) income tax (benefit) expense, (3) depreciation, (4) amortization of intangible assets, (5) stock-based compensation expense, (6) unrealized mark-to-market adjustments and cash transactions related to derivative instruments, and (7) unrealized foreign currency exchange gains and losses, and (8) certain other items, such as transaction-related items, severance, transformation and other exit costs and write-off and impairments of goodwill, intangible assets and other long-lived assets.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,500,024)
PEO | Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,126,740
PEO | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,136,521)
PEO | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,661,903
Non-PEO NEO | Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,325,539)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,598,732
Non-PEO NEO | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,389)
Non-PEO NEO | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,948)
Non-PEO NEO | Fair Value as of Prior-Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,534,201)